Equity	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity

Note 22. Equity

22.1 Equity accounts

As of December 31, 2018, the common stock of Coca-Cola FEMSA is represented by 2,100,832,262 common shares, with no par value. Fixed capital stock is Ps. 934 (nominal value) and variable capital is unlimited.

The characteristics of the common shares are as follows:

•	Series “A” and series “D” shares are ordinary, have all voting rights and are subject to transfer restrictions;

•	Series “A” shares may only be acquired by Mexican individuals and may not represent less than 51% of the ordinary shares.

•	Series “D” shares have no foreign ownership restrictions and may not represent more than 49% of the ordinary shares.

•	Series “L” shares have no foreign ownership restrictions and have limited voting rights.

As of December 31, 2018, 2017 and 2016, the number of each share series representing Coca-Cola FEMSA’s common stock is comprised as follows:

	Thousands of Shares
Series of shares	2018	2017	2016
“A”	992,078	992,078	992,078
“D”	583,546	583,546	583,546
“L”	525,208	525,208	497,298

	2,100,832	2,100,832	2,072,922

The changes in the share are as follows:

	Thousands of Shares
Series of shares (2)	2018	2017	2016
Initial shares	2,100,832	2,072,922	2,072,922
Shares issuance (Note 4.1.1)	—	27,910	—

Final shares	2,100,832	2,100,832	2,072,922

The net income of the Company is subject to the legal requirement that 5% thereof be transferred to a legal reserve until such reserve amounts to 20% of common stock at nominal value. This reserve may not be distributed to shareholders during the existence of the Company. As of December 31, 2018, 2017 and 2016, this reserve was Ps. 164 included in retain earnings .

Retained earnings and other reserves distributed as dividends, as well as the effects derived from capital reductions, are subject to income tax at the rate in effect at the date of distribution, except for restated shareholder contributions and distributions made from net consolidated taxable income, denominated “Cuenta de Utilidad Fiscal Neta” (“CUFIN”).

Dividends paid in excess of CUFIN are subject to income tax at a grossed-up rate based on the current statutory rate. Since 2003, this tax may be credited against the income tax of the year in which the dividends are paid, and in the following two years against the income tax and estimated tax payments. The Company’s balances of CUFIN amounted to Ps. 8,918 not subject to withholding tax.

For the years ended December 31, 2018, 2017 and 2016 the dividends declared and paid per share by the Company are as follows:

Series of shares (2)	2018 (1)		2017		2016
“A”	Ps.	3,323	Ps.	3,323	Ps.	3,323
“D”		1,955		1,955		1,955
“L”		1,760		1,713		1,667

	Ps.	7,038	Ps.	6,991	Ps.	6,945

(1)

At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 09, 2018, the shareholders declared a dividend of Ps. 7,038 that was paid in May 3, 2018 and November 1, 2018. Represents a dividend of Ps. 3.35 per each ordinary share.

(2)	Information in this note has not been adjusted for the stock split occurred in March 2019.

22.2 Capital management

The Company manages its capital to ensure that its subsidiaries will be able to continue as going concerns while maximizing the return to shareholders through the optimization of its debt and equity balance in order to obtain the lowest cost of capital available. The Company manages its capital structure and makes adjustments to it in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2018 and 2017.

The Company is not subject to any externally imposed capital requirements, other than the legal reserve and debt covenants (see Note 18 and Note 22.1).

The Company’s finance committee reviews the capital structure of the Company on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. In conjunction with this objective, the Company seeks to maintain the highest credit rating both national and international, currently rated AAA and A-/A2/A- respectively, which requires us to comply, among others, to the financial metrics that each rating agency considers. For example, some rating agencies maintain a debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) ratio lower than 2.0x. As a result, prior to entering into new business ventures, acquisitions or divestures, management evaluates the impact that these transactions can have in its credit rating.